Commitments and Contingencies (Details Textual)	6 Months Ended	12 Months Ended
	Jun. 30, 2016 USD ($) Numbers	Dec. 31, 2015 USD ($) Numbers	Dec. 31, 2014 USD ($)
Commitments and Contingencies [Abstract]
Total lease expense | $	$ 41,580	$ 83,161	$ 80,657
Leases expiring description	Leases expiring between July 31, 2016, and January 31, 2019.	Leases expiring between July 31, 2016, and January 31, 2019.
Number Of Barrels | Numbers	4,300	60,000